Condensed Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 359,236	$ 308,322
Marketable securities	8,247	7,432
Trade and other receivables	147,752	124,647
Related party receivables	21,205	19,292
Inventories	148,552	135,161
Voyages in progress	137,845	110,061
Prepaid expenses and accrued income	17,562	15,753
Derivative instruments receivable	5,758	0
Other current assets	13,111	7,258
Total current assets	859,268	727,926
Non-current assets
Vessels and equipment	5,435,574	4,633,169
Right-of-use assets	1,864	2,236
Goodwill	112,452	112,452
Derivative instruments receivable	30,790	39,117
Investment in associated companies	11,467	12,386
Prepaid consideration	0	349,151
Other non-current assets	0	6,329
Total assets	6,451,415	5,882,766
Current liabilities
Short-term debt and current portion of long-term debt	455,040	261,999
Current portion of obligations under leases	1,130	1,104
Related party payables	54,510	47,719
Trade and other payables	111,128	98,232
Total current liabilities	621,808	409,054
Non-current liabilities
Long-term debt	3,402,413	3,194,464
Obligations under leases	942	1,430
Other non-current payables	463	472
Total liabilities	4,025,626	3,605,420
Equity
Share capital	222,623	222,623
Additional paid in capital	604,687	604,687
Contributed surplus	1,004,094	1,004,094
Accumulated other reserves	861	415
Retained earnings	593,996	445,999
Total equity attributable to the shareholders of the Company	2,426,261	2,277,818
Non-controlling interest	(472)	(472)
Total equity	2,425,789	2,277,346
Total liabilities and equity	$ 6,451,415	$ 5,882,766